U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
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1.       Name and address of issuer:
         Jefferson  National Life Annuity Account G
         9920 Corporate Campus Dr., Suite 1000
         Louisville, KY 40223

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2.       Name of each series or class of securities for which this Form is filed
         (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):[ ]

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3.       Investment Company Act File Number: 811-07501

         Securities Act File Number:        333-00373

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4(a).    Last day of fiscal year for which this Form is filed: December 31, 2003

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4(b).    [  ]     Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year).
                  (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION
      FEE DUE.

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4(c).    [  ]     Check box if this is the last time the  issuer  will be filing this Form.

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


5. Calculation of registration fee:


   (i)     Aggregate sale price of securities sold during the                               $76,375,804
           fiscal year pursuant to section 24(f):                                           -----------

   (ii)    Aggregate  price of  securities  redeemed or repurchased       $168,398,572
           during the fiscal year:                                        ------------

   (iii)   Aggregate price of shares redeemed or repurchased
           during any PRIOR fiscal year ending no earlier than
           October 11, 1995 that were not previously used to
           reduce registration fees payable to the Commission:            $
                                                                          -----------

   (iv)    Total available redemption credits [add items 5(ii) and
           5(iii)]:                                                                       -$168,398,572
                                                                                          -------------

   (v)     Net sales -- if Item 5(i) is greater than Item 5(iv)                            $  0
           [subtract Item 5(iv) from Item 5(i)]:                                           ----

   -------------------------------------------------------------------
   (vi)    Redemption credits available for use in future years --       $ 92,022,768
           if Item 5(i) is less than Item 5(iv) [subtract Item           ------------
           5(iv) from Item 5(i)]:
   -------------------------------------------------------------------

   (vii)   Multiplier for determining registration fee (See
           Instruction C.9):                                                               x   .0001267
                                                                                           ------------
   (viii)  Registration fee due [multiply Item 5(v) by Item
           5(vii)] (enter "0" if no fee is due):                                      =    $  0
                                                                                           ----


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6. Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
__________.

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7. Interest due -- if this Form is being filed more than 90 days after the end
   of the issuer's fiscal year (see Instruction D):                 +$
                                                                      ----------

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8. Total of the amount of the registration fee due plus any interest due [line
   5(viii) plus line 7]:

                                                                           = $ 0
                                                                             ---

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9. Date the  registration  fee and any  interest  payment  was sent to the
   Commission's lockbox depository: Method of Delivery:
                           [  ]     Wire Transfer
                           [  ]     Mail or other means

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

                                   SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


   By (Signature and Title)*         /s/ Craig A. Hawley
                                     -------------------
                                     Craig A. Hawley
                                     General Counsel & Secretary

   Date  March 26, 2004
         --------------

    *Please print the name and title of the signing officer below the signature.